Income Taxes (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Gain/Loss on extinguishment of debt	$ (195,908)	$ 0	$ (273,518)	$ 0	$ (23,324)
Changes in derivative liability			$ 1,347,701	$ (177,877)	(572,954)	$ (57,041)
Provision for income taxes					0	10,000
Reconciliation of income taxes [Member]
Computed tax benefit at federal statutory rate					(100,605)	(223,397)
Permanent items					11,913	6,987
Stock-based compensation					1,050	11,840
Incentive stock options					0	1,773
Conversion feature derivative liability					(37,852)	(11,979)
Interest expense, derivative liability					36,428	0
Uncertain tax positions					0	10,000
Impact of difference related to foreign earnings					1,469	0
Gain/Loss on extinguishment of debt					0	(22,104)
Changes in derivative liability					(42,748)	0
Valuation allowance					130,345	236,880
Provision for income taxes					$ 0	$ 10,000